Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
Net sales	$ 6,634	$ 8,564	$ 12,259	$ 15,775
Finance and interest income	324	347	659	676
Total Revenues	6,958	8,911	12,918	16,451
Costs and Expenses
Cost of goods sold	5,456	6,922	10,172	12,799
Selling, general and administrative expenses	626	752	1,193	1,504
Research and development expenses	225	298	415	555
Restructuring expenses	22	30	34	42
Interest expense	282	338	566	649
Other, net	112	86	212	198
Total Costs and Expenses	6,723	8,426	12,592	15,747
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	235	485	326	704
Income taxes	126	158	203	301
Equity income of unconsolidated subsidiaries and affiliates	13	31	22	56
Net Income	122	358	145	459
Industrial Activities [Member]
Revenues
Net sales	6,634	8,564	12,259	15,777
Finance and interest income	59	66	130	126
Total Revenues	6,693	8,630	12,389	15,903
Costs and Expenses
Cost of goods sold	5,456	6,922	10,172	12,801
Selling, general and administrative expenses	552	666	1,048	1,331
Research and development expenses	225	298	415	555
Restructuring expenses	21	30	33	42
Interest expense	175	224	349	419
Interest compensation to Financial Services	75	94	146	180
Other, net	91	58	164	147
Total Costs and Expenses	6,595	8,292	12,327	15,475
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	98	338	62	428
Income taxes	82	111	112	206
Equity income of unconsolidated subsidiaries and affiliates	8	27	12	48
Results from intersegment investments	98	104	183	189
Net Income	122	358	145	459
Financial services [Member]
Revenues
Finance and interest income	423	468	836	908
Total Revenues	423	468	836	908
Costs and Expenses
Selling, general and administrative expenses	74	86	145	173
Restructuring expenses	1		1
Interest expense	151	178	307	350
Other, net	60	57	119	109
Total Costs and Expenses	286	321	572	632
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	137	147	264	276
Income taxes	44	47	91	95
Equity income of unconsolidated subsidiaries and affiliates	5	4	10	8
Results from intersegment investments		1		2
Net Income	$ 98	$ 105	$ 183	$ 191